Goodwill (Details) $ in Millions	12 Months Ended
Dec. 31, 2024 CAD ($)
Goodwill [Line Items]
Increase discount rate	1.00%
Goodwill impairment (in Dollars)	$ 55.9
Decrease discount rate	5.00%
GEO CGU [Member]
Goodwill [Line Items]
Goodwill impairment (in Dollars)	$ 38.4
LEO CGU [Member]
Goodwill [Line Items]
Increase discount rate	1.00%
Decrease discount rate	5.00%